SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total revenue	$ 16,475	$ 21,882
Products and services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	12,195	16,185
Products transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	4,280	5,697
Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,886	3,295
Cyber Security [Member] | Products and services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,124	1,084
Cyber Security [Member] | Products transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,762	2,211
IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	11,664	12,470
IoT [Member] | Products and services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	9,982	11,102
IoT [Member] | Products transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,682	1,368
e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,925	6,117
e-Gov [Member] | Products and services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,089	3,999
e-Gov [Member] | Products transferred at a point in time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	836	2,118
Africa [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,468	4,816
Africa [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue
Africa [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue		70
Africa [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,468	4,746
European countries [Member]
Disaggregation of Revenue [Line Items]
Total revenue	3,948	3,114
European countries [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	690	723
European countries [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,801	2,125
European countries [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue	457	266
South America [Member]
Disaggregation of Revenue [Line Items]
Total revenue	30	1,279
South America [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue
South America [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	30	174
South America [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue		1,105
United States [Member]
Disaggregation of Revenue [Line Items]
Total revenue	9,059	10,452
United States [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	753	935
United States [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	8,306	9,517
United States [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue
Israel [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,401	1,514
Israel [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,271	1,366
Israel [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	130	148
Israel [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Total revenue	569	707
Asia Pacific [Member] | Cyber Security [Member]
Disaggregation of Revenue [Line Items]
Total revenue	172	271
Asia Pacific [Member] | IoT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	397	436
Asia Pacific [Member] | e-Gov [Member]
Disaggregation of Revenue [Line Items]
Total revenue